RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
16.	RELATED PARTY TRANSACTIONS
The Company provides services to its joint ventures, ModCloth and IPCO under Master Services agreements (“MSA”), which were entered into on April 25, 2021 and December 31, 2021, respectively.

Prior to December 1, 2022, the Company owned a 50% equity interest in a joint venture, ModCloth Partners, LLC. (“Modcloth”), which was accounted for under the fair value option of accounting. On December 1, 2022, the Company acquired the remaining 50% equity interest in Modcloth (the “Modcloth Acquisition”) from Tiger Capital Group, LLC (“Tiger Capital”), pursuant to Tiger Capital’s exercise of their put option to require the Company to purchase all of Tiger Capital’s equity interest for $1.5 million in cash. As a result of the Modcloth Acquisition, Modcloth is now a wholly owned consolidated subsidiary of the Company, and the results of Modcloth are consolidated into the results of the company post-assignment. Sales under the MSA to ModCloth prior to the assignment were $5.5 million for the eleven months ended November 30, 2022. As of December 31, 2021, the Company had receivables from ModCloth of $7.7 million, which were included in related party receivables on the consolidated balance sheets. As of December 1, 2022, the Company had receivables from Modcloth of approximately $9.0 million. Approximately $3.6 million of these receivables were written off and the remaining $5.4 million was accounted for as consideration as part of the acquisition.
Sales under the MSA to IPCO were $6.9 million for the twelve months ended December 31, 2022. In addition, the Company sold inventory to IPCO for $0.6 million during the first quarter of 2022, which such amount is included in net revenue to related parties in the consolidated statement of operations. As of December 31, 2022, the Company had payables to IPCO of $1.0 million, which was included in related party payables on the consolidated balance sheets.
During the second quarter of 2022, the Company issued a portion of the Promissory Notes described in Note 7 to certain principal owners and members of management of the Company which have been identified as related parties. The Company received proceeds in connection with the Promissory Notes to related parties of $2.0 million at issuance of which $0.2 million was allocated to the Promissory Note Warrants. The Company paid $3.1 million to settle the Promissory Notes at the closing of the Business Combination.
One of the Company’s
co-chief
executive officers and his immediate family member (together, the “PIPE Related Parties”) were investors in the PIPE issuance of Convertible Notes (Note 7) for total proceeds of $1.5 million, which is included in proceeds from PIPE convertible note issuance in the consolidated statements of cash flows for the twelve months ended December 31, 2022. In addition to the $1.5 million in Convertible Notes, the PIPE Related Parties also received 32,142 equity classified Convertible Note Warrants (Note 8). As of December 31, 2022, the fair value of the Convertible Notes with the PIPE Related Parties was $1.7 million, which is included in Convertible Notes on the consolidated balance sheets. The terms of the Convertible Notes with the PIPE Related Parties are consistent with the rest of the Convertible Note holders.